Offerings - Offering: 1	Dec. 17, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	110,000,000
Proposed Maximum Offering Price per Unit	7.3750
Maximum Aggregate Offering Price	$ 811,250,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 112,033.63
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), there is also being registered hereby such indeterminate number of additional shares of common stock, par value $0.0001 per share (“Common Stock”), of Movano Inc. (the “Company”) as may be issued or issuable because of stock splits, stock dividends, stock distributions, and similar transactions.

Represents shares of Common Stock that are available to be issued and sold by the Company to Chardan Capital Markets LLC (“Chardan”) from time to time at the Company’s election pursuant to a ChEF Purchase Agreement (the “Purchase Agreement”), dated as of November 6, 2025, between the Company and Chardan, subject to satisfaction of the conditions set forth therein.

Estimated solely for the purpose of calculating the registration fee, based on the average of the high and low prices of the shares of the Company’s Common Stock on The Nasdaq Stock Market on December 18, 2025. This calculation is in accordance with Rule 457(c) of the Securities Act.